USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited)

Besides the following listed Commodity Futures Contracts and Written Call Options of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2024.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2024:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long(a)
United States Contracts
COMEX Gold 100 OZ Futures GC, June 2024 contracts	15	$3,272,700	Jun-24	$84,900	2.6%

The following Written Call Options of the Fund’s wholly-owned subsidiary were open at March 31, 2024:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Written Call Options	% of Total Net Assets
Written Call Options(b)
United States Contracts
COMEX Gold Futures May 2024 Option Contracts, Call @ $2300,
(Premiums received $7,610)	(15)	$7,610	Apr-24	$(21,000)	(0.7)%
Total Investments
(Cost $(7,610))				$63,900	1.9%
Other Assets in Excess of Liabilities				3,228,773	98.1%
Total Net Assets				$3,292,673	100.0%

(a)	Collateral amounted to $144,844 on open commodity futures contracts.
(b)	Pledged as collateral for the trading of Commodity Futures Contracts.

Summary of Investments by Country^
United States	100.0%

Summary of Investments by Sector^
Gold	100.0%

^	As a percentage of total investments.